Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Accounts Payable

	12/31/2022	12/31/2021

Dividends payable (i)	4,363	6,833
Treasury shares acquired (ii)	839	1,874
Rent payable – prior month expense	2,056	1,887
Other payables	70	83

	7,328	10,677

Current	7,328	10,677
Non-current	—	—